Note 15 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2020 shares
Ordinary shares reserved for future issuance (in shares)	321,322,050
Share-based Payment Arrangement, Option [Member]
Ordinary shares reserved for future issuance (in shares)	172,093,650
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	92,341,800
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	43,375,200
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	13,511,400